BLACKROCK FUNDS II
Enhanced Income Portfolio
Low Duration Bond Portfolio
(the “Funds”)

SUPPLEMENT DATED JULY 8, 2008
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Effective July 8, 2008, the Funds’ Prospectus are amended as set forth below.

Low Duration Portfolio

The section entitled “Fund Management” of the Fund’s Prospectus is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 2007, Stuart Spodek, Managing Director of BFM since 2002, Curtis Arledge, Managing Director of BlackRock, Inc. since 2008 and Thomas F. Musmanno, Director of BlackRock, Inc. since 2006.

The third paragraph is deleted in its entirety and replaced with the following:

Curtis Arledge is a Managing Director of BlackRock, Inc. since 2008, a Managing Director and Portfolio Manager, and co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. Prior to rejoining BlackRock, he was a Managing Director, Head of Fixed Income Division of Wachovia Corporation and held a variety of positions over a 12 year career at Wachovia Corporation.

The following paragraph is added to this section:

Thomas F. Musmanno, CFA, is a Director of BlackRock, Inc. since 2006, and Co-Manages the short duration and LIBOR plus portfolios. He was a Director of MLIM from 2004 to 2006; Vice President of MLIM from 1996 to 2004; Derivatives and Structured Products Specialist with MLIM from 2000 to 2006; and a Portfolio Manager with MLIM from 1996 to 2006.

Enhanced Income Portfolio

The section entitled “Fund Management” of the Fund’s Prospectus is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Vice Chairman of BFM since 2007, and Stuart Spodek, Managing Director of BFM since 2002, Curtis Arledge, Managing Director of BlackRock, Inc. since 2008 and Thomas F. Musmanno, Director of BlackRock, Inc. since 2006.

The third paragraph is deleted in its entirety and replaced with the following:

Curtis Arledge, Managing Director of BlackRock, Inc. since 2008; Managing Director and Portfolio Manager, co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. Prior to rejoining BlackRock, he was a Managing Director, Head of Fixed Income Division of Wachovia Corporation and held a variety of positions over a 12 year career at Wachovia Corporation.

The following paragraph is added to this section:

Thomas F. Musmanno, CFA, Director of BlackRock, Inc. since 2006; Co-Manages the short duration and LIBOR plus portfolios; Director of MLIM from 2004 to 2006; Vice President of MLIM from 1996 to 2004; Derivatives and Structured Products Specialist with MLIM from 2000 to 2006; Portfolio Manager with MLIM from 1996 to 2006.

The following changes are made to the Funds’ Statement of Additional Information.

All references to Todd Kopstein as a portfolio manager of Enhanced Income Portfolio and Low Duration Bond Portfolio are deleted.

The section entitled “Portfolio Managers and Portfolio Transactions — Portfolio Managers” beginning on page 94 is revised to add the following information as of July 1, 2008:

        As of July 1, 2008, Curtis Arledge, managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	6	$4.89 Billion	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	3	$1.44 Billion	0	$0
Other Accounts	0	$ 0	0	$0

        As of July 1, 2008, Thomas F. Musmanno managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	6	$4.89 Billion	0	$ 0
Pooled Investment Vehicles Other Than Registered Investment Companies	8	$1.93 Billion	1	$69.7 Million
Other Accounts	53	$19.6 Billion	9	$2.5 Billion

The section entitled “Portfolio Managers and Portfolio Transactions — Portfolio Manager Compensation” beginning on page 99 is revised to add the following information as of July 1, 2008:

Portfolio Manager	Portfolio(s) Managed	Benchmarks Applicable to Each Manager
Curtis Arledge	Enhanced Income	A combination of market-based indices(e.g., Citigroup 1-Year Treasury Index,Merrill Lynch 1-3 Year Treasury Index,Merrill Lynch Government Corporate 1-3Year Index), certain customized indicesand certain fund industry peer groups.
Low Duration

Thomas F. Musmanno	Enhanced Income	A combination of market-based indices(e.g., Citigroup 1-Year Treasury Index,Merrill Lynch 1-3 Year Treasury Index,Merrill Lynch Government Corporate 1-3Year Index), certain customized indicesand certain fund industry peer groups.
Low Duration

        As of July 1, 2008, the dollar range of securities beneficially owned by the following portfolio managers in the Portfolios is shown below:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities of the Portfolio(s) Owned(1)
Curtis Arledge	Enhanced Income	None
	Low Duration	None

Thomas F. Musmanno	Enhanced Income	None
	Low Duration	None

(1)	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

Code# PRO&SAI-BD-SUP-0708